Contract revenue - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capitalized Contract Cost [Line Items]
Contract with customer, asset	$ 2,600	$ 2,500
Contract assets representing accrued revenues not yet billed	48	42
Contract with customer, liability	164	163
Contract with customer, liability, revenue recognized	115
Incremental costs for obtaining contracts
Capitalized Contract Cost [Line Items]
Capitalized contract costs	58	64
Capitalized contract cost, amortization	19	20	$ 21
Costs to fulfill contract
Capitalized Contract Cost [Line Items]
Capitalized contract costs	$ 77	$ 23